Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
As of December 31, 2012, future minimum rental payments under non-cancelable operating leases (including executed leases for restaurants scheduled to open in 2013) are as follows (in thousands):

2013	$128,855
2014	115,287
2015	98,041
2016	79,364
2017	61,602
Thereafter	390,466
Total minimum lease payments (1)	$873,615
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(1)	Total minimum lease payments have not been reduced by minimum sublease rentals of $2.4 million due in future periods under non-cancelable subleases.

Schedule of insurance
The Company purchased insurance for individual claims that exceed the amounts listed in the following table:

	2012	2011	2010
Workers’ compensation	$1,500,000	$1,500,000	$1,500,000
General liability (1)	1,500,000	1,500,000	1,500,000
Health (2)	400,000	400,000	300,000
Property coverage (3)	500,000 / 2,500,000	500,000 / 2,500,000	500,000 / 2,500,000
Employment practices liability	2,000,000	2,000,000	2,000,000
Directors’ and officers’ liability (4)	1,000,000	250,000	250,000
Fiduciary liability	25,000	25,000	25,000

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(1)
In 2012 and 2011, claims arising from liquor liability had the same self-insured retention as general liability. For claims in 2010, there was an additional $1.0 million self-insured retention per claim until a $2.0 million liquor liability aggregate had been met. At that time, any claims arising from liquor liability reverted to the general liability self-insured retention.

(2)
The Company is self-insured for all covered health benefits claims, limited to $0.4 million per covered individual in 2012 and 2011 and $0.3 million per covered individual in 2010. The Company is responsible for the first $0.3 million, $0.3 million and $0.4 million of payable losses under the plan as an additional aggregating specific deductible to apply after the individual specific deductible was met in 2012, 2011 and 2010, respectively. The 2010 insurer’s liability was limited to $2.0 million per individual per year.

(3)
The Company has a $0.5 million deductible per occurrence for those properties that collateralize New PRP’s 2012 CMBS Loan and a $2.5 million deductible per occurrence for all other locations. The deductibles for named storms and earthquakes are 5.0% of the total insurable value at the time of the loss per unit of insurance at each location involved in the loss, subject to a minimum of $0.5 million for those properties that collateralize New PRP’s 2012 CMBS Loan and $2.5 million for all other locations. Property limits are $60.0 million each occurrence, and the Company does not quota share in any loss above either deductible level.

(4)	Retention increase in 2012 was effective with the Company’s initial public offering on August 8, 2012.

Schedule of future minimum expected insurance payments
The payments the Company expects to make as of December 31, 2012 for each of the five succeeding years and the aggregate amount thereafter are as follows:

2013	$22,235
2014	11,905
2015	7,781
2016	5,141
2017	3,068
Thereafter	14,506
$64,636

Schedule of liability for unpaid claims and claims adjustment expense
A reconciliation of the expected aggregate undiscounted amount to the amount recognized in the Consolidated Balance Sheets is as follows:

	DECEMBER 31,
	2012	2011
Undiscounted liability	$65,594	$54,010
Less: discount	(958)	(862)
Liability balance	$64,636	$53,148

Schedule of discounted self insurance reserve classification
The discounted liabilities are presented in the Company’s Consolidated Balance Sheets as follows:

	DECEMBER 31,
	2012	2011
Accrued and other current liabilities	$22,235	$13,573
Other long-term liabilities, net	42,401	39,575